UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments
December 31, 2015

Common Stocks - 79.3%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	8.1
Liberty Global plc - Class C* (c)		1,545,000	62,989,650
Liberty Broadband Corp. - Series C*		289,451	15,010,929

Broadcasting	7.8
Liberty Media Corp. - Series C*		1,150,000	43,792,000
Discovery Communications, Inc. - Class A*		1,160,000	30,948,800

Movies & Entertainment	5.0
Twenty-First Century Fox, Inc. - Class B		1,750,000	47,652,500

Internet & Catalog Retail	3.7
Liberty Interactive Corp. QVC Group - Series A*		1,300,000	35,516,000

Advertising	2.0
Omnicom Group, Inc.		260,500	19,709,430
	26.6		255,619,309

Health Care
Pharmaceuticals	6.2
Allergan plc* (c)		108,000	33,750,000
Endo International plc* (c)		428,000	26,202,160

Health Care Services	4.6
Express Scripts Holding Co.*		380,000	33,215,800
Laboratory Corp. of America Holdings*		91,000	11,251,240
	10.8		104,419,200

Information Technology
IT Services	3.6
Accenture plc - Class A(c)		187,500	19,593,750
MasterCard Inc. - Class A		150,000	14,604,000

Communications Equipment	3.2
Motorola Solutions, Inc.		450,000	30,802,500

Internet Software & Services	3.0
Alphabet, Inc. - Class C*		38,563	29,264,690
	9.8		94,264,940

Financials
Diversified Financial Services	5.2
Berkshire Hathaway, Inc. - Class B*		375,000	49,515,000

Insurance Brokers	2.8
Aon plc - Class A(c)		294,000	27,109,740

Diversified Banks	1.7
Wells Fargo & Co.		300,000	16,308,000
	9.7		92,932,740

		$ Principal
	% of Net	Amount or
Energy	Assets	Shares	$ Value
Oil & Gas Exploration & Production	6.9
Range Resources Corp.		1,200,000	29,532,000
EOG Resources, Inc.		270,000	19,113,300
Pioneer Natural Resources Co.		137,000	17,177,060

Oil & Gas Equipment & Services	1.0
Halliburton Co.		290,230	9,879,429
	7.9		75,701,789

Industrials
Aerospace & Defense	5.8
Precision Castparts Corp.		133,000	30,857,330
TransDigm Group, Inc.*		110,000	25,129,500

Air Freight & Logistics	2.0
United Parcel Service, Inc. - Class B		197,000	18,957,310
	7.8		74,944,140

Materials
Fertilizers & Agricultural Chemicals	3.8
Monsanto Co.		370,000	36,452,400

Industrial Gases	1.6
Praxair, Inc.		150,000	15,360,000
	5.4		51,812,400

Consumer Staples
Beverages	1.3
Diageo plc - Sponsored ADR(c)		115,000	12,543,050
Total Common Stocks (Cost $572,270,958)			762,237,568

Cash Equivalents - 21.1%

U.S. Treasury Bills, 0.04% to 0.30%, 1/07/16 to 8/18/16(a)		197,500,000	197,342,840

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.14%(b)		4,822,453	4,822,453
Total Cash Equivalents (Cost $202,219,066)			202,165,293
Total Investments in Securities (Cost $774,490,024)			964,402,861
Other Liabilities in Excess of Other Assets - (0.4%)			(3,633,714)
Net Assets - 100%			960,769,147
Net Asset Value Per Share - Investor Class			38.54
Net Asset Value Per Share - Institutional Class			38.65

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2015.
(c) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
December 31, 2015

Common Stocks - 81.6%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	9.1
Liberty Global plc - Class C* (c)		1,340,000	54,631,800
Liberty Broadband Corp.*
Series A		165,000	8,522,250
Series C		300,000	15,558,000

Broadcasting	8.3
Liberty Media Corp.*
Series A		287,400	11,280,450
Series C		1,000,000	38,080,000
Discovery Communications, Inc. - Class A*		825,000	22,011,000

Internet & Catalog Retail	3.9
Liberty Interactive Corp. QVC Group - Series A*		1,225,000	33,467,000

Movies & Entertainment	3.5
Twenty-First Century Fox, Inc. - Class A		1,100,000	29,876,000

Textiles, Apparel & Luxury Goods	2.9
Fossil Group, Inc.*		500,000	18,280,000
Iconix Brand Group, Inc.*		950,000	6,488,500

Hotels, Restaurants & Leisure	1.8
Interval Leisure Group, Inc.		985,000	15,375,850
	29.5		253,570,850

Financials
Diversified Financial Services	5.7
Berkshire Hathaway, Inc. - Class B*		372,500	49,184,900

Insurance Brokers	5.7
Aon plc - Class A(c)		250,000	23,052,500
Willis Group Holdings Ltd.(c)		275,000	13,356,750
Brown & Brown, Inc.		375,000	12,037,500

Mortgage REITs	2.6
Redwood Trust, Inc.		1,700,000	22,440,000

Diversified Banks	2.0
Wells Fargo & Co.		320,000	17,395,200
	16.0		137,466,850

Information Technology
Internet Software & Services	2.9
Alphabet, Inc. - Class C*		26,673	20,241,606
XO Group, Inc.*		297,760	4,782,026

Semiconductors & Semiconductor Equipment	2.5
Texas Instruments, Inc.		400,000	21,924,000

Communications Equipment	2.0
Motorola Solutions, Inc.		250,000	17,112,500

Electronic Equipment, Instruments & Components	1.9
FLIR Systems, Inc.		600,000	16,842,000

Software	1.1
Oracle Corp.		248,705	9,085,193
	10.4		89,987,325

		$ Principal
	% of Net	Amount
Industrials	Assets	or Shares	$ Value
Aerospace & Defense	5.4
Precision Castparts Corp.		130,000	30,161,300
TransDigm Group, Inc.*		70,000	15,991,500

Machinery	3.4
Colfax Corp.*		675,000	15,761,250
Allison Transmission Holdings, Inc.		530,000	13,721,700

Commercial Services & Supplies	1.4
The ADT Corp.		375,000	12,367,500
	10.2		88,003,250

Health Care
Health Care Services	6.4
Express Scripts Holding Co.*		320,000	27,971,200
Laboratory Corp. of America Holdings*		225,000	27,819,000

Pharmaceuticals	3.6
Allergan plc* (c)		60,000	18,750,000
Endo International plc* (c)		190,000	11,631,800
	10.0		86,172,000

Energy
Oil & Gas Exploration & Production	4.1
Range Resources Corp.		815,000	20,057,150
Pioneer Natural Resources Co.		125,000	15,672,500
	4.1		35,729,650

Consumer Staples
Personal Products	1.4
Avon Products, Inc.		3,000,000	12,150,000
Total Common Stocks (Cost $587,210,284)			703,079,925

Cash Equivalents - 18.5%

U.S. Treasury Bills, 0.04% to 0.30%, 1/07/16 to 8/18/16(a)		155,000,000	154,908,750

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.14%(b)		4,211,795	4,211,795
Total Cash Equivalents (Cost $159,145,813)			159,120,545
Total Investments in Securities (Cost $746,356,097)			862,200,470
Other Liabilities in Excess of Other Assets - (0.1%)			(625,084)
Net Assets - 100%			861,575,386
Net Asset Value Per Share - Investor Class			27.19
Net Asset Value Per Share - Institutional Class			27.27

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2015.
(c) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
December 31, 2015

Common Stocks - 93.7%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	15.3
Liberty Global plc - Class C* (c) (d)		1,450,000	59,116,500
Liberty Broadband Corp.* (c)
Series A		135,000	6,972,750
Series C		700,000	36,302,000
Liberty Global plc LiLAC - Class C* (c) (d)		200,000	8,600,000

Broadcasting	10.5
Liberty Media Corp.* (c)
Series A		200,000	7,850,000
Series C		1,400,000	53,312,000
Discovery Communications, Inc.*
Class A		200,000	5,336,000
Class C		400,000	10,088,000

Internet & Catalog Retail	7.6
Liberty Ventures - Series A* (c)		725,000	32,704,750
Liberty Interactive Corp. QVC Group - Series A* (c)		820,000	22,402,400

Textiles, Apparel & Luxury Goods	2.1
Fossil Group, Inc.*		300,000	10,968,000
Iconix Brand Group, Inc.*		600,000	4,098,000

Hotels, Restaurants & Leisure	2.0
Interval Leisure Group, Inc.		925,000	14,439,250

Advertising	1.9
National CineMedia, Inc.		900,000	14,139,000

Movies & Entertainment	1.5
Twenty-First Century Fox, Inc. - Class A		400,000	10,864,000
	40.9		297,192,650

Financials
Diversified Financial Services	10.7
Berkshire Hathaway, Inc. - Class B* (c)		590,000	77,903,600

Mortgage REITs	3.3
Redwood Trust, Inc.(c)		1,800,000	23,760,000

Diversified Banks	3.0
Wells Fargo & Co.(c)		400,000	21,744,000
	17.0		123,407,600

Industrials
Aerospace & Defense	7.0
TransDigm Group, Inc.* (c)		120,000	27,414,000
Precision Castparts Corp.(c)		100,000	23,201,000

Transportation Infrastructure	3.8
Wesco Aircraft Holdings, Inc.*		2,325,400	27,835,038

Machinery	3.3
Colfax Corp.*		700,000	16,345,000
Intelligent Systems Corp.* # †		2,270,000	7,332,100

Commercial Services & Supplies	1.7
The ADT Corp.		380,000	12,532,400
	15.8		114,659,538

	% of Net
Information Technology	Assets	Shares	$ Value
Internet Software & Services	4.1
Alphabet, Inc. - Class C* (c)		27,000	20,489,760
XO Group, Inc.*		575,000	9,234,500

IT Services	2.9
MasterCard Inc. - Class A(c)		220,000	21,419,200

Semiconductors & Semiconductor Equipment	2.9
Texas Instruments, Inc.(c)		380,000	20,827,800
	9.9		71,971,260

Health Care
Health Care Services	5.2
Laboratory Corp. of America Holdings* (c)		170,000	21,018,800
Express Scripts Holding Co.* (c)		190,000	16,607,900
	5.2		37,626,700

Energy
Oil & Gas Exploration & Production	3.6
Pioneer Natural Resources Co.		110,000	13,791,800
Range Resources Corp.(c)		500,000	12,305,000
	3.6		26,096,800

Consumer Staples
Personal Products	1.3
Avon Products, Inc.(c)		2,300,000	9,315,000
Total Common Stocks (Cost $513,436,510)			680,269,548

Cash Equivalents - 2.0%

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.14%(b)		14,547,550	14,547,550
Total Cash Equivalents (Cost $14,547,550)			14,547,550
Total Investments in Securities (Cost $527,984,060)			694,817,098
Due From Broker(c) - 34.8%			252,439,943
Securities Sold Short - (31.6%)			(229,131,800)
Other Assets Less Other Liabilities — 1.1%			8,069,039
Net Assets - 100%			726,194,280
Net Asset Value Per Share - Investor Class			13.46
Net Asset Value Per Share - Institutional Class			13.67

Securities Sold Short - (31.6%)

Ishares Russell 2000 Fund		230,000	(25,877,300)
PowerShares QQQ Trust, Series 1		450,000	(50,337,000)
SPDR S&P 500 ETF Trust		750,000	(152,917,500)
Total Securities Sold Short (proceeds $227,937,073)			(229,131,800)

* Non-income producing
† Controlled affiliate
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2015.
(c) Fully or partially pledged as collateral on securities sold short and options written.
(d) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

RESEARCH FUND

Schedule of Investments
December 31, 2015

Common Stocks - 77.3%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	9.9
Liberty Global plc - Class C* (b)		33,650	1,371,910
Liberty Broadband Corp. - Series C*		9,000	466,740
Comcast Corp. - Class A		6,500	366,795

Textiles, Apparel & Luxury Goods	8.6
Fossil Group, Inc.*		35,022	1,280,404
Compagnie Financiere Richemont SA - Unsponsored ADR(b)		47,000	334,640
Iconix Brand Group, Inc.*		45,000	307,350

Broadcasting	5.5
Liberty Media Corp. - Series C*		23,050	877,744
Discovery Communications, Inc. - Class C*		14,000	353,080

Advertising	5.5
National CineMedia, Inc.		53,960	847,712
Omnicom Group, Inc.		4,860	367,708

Internet & Catalog Retail	4.4
Liberty Interactive Corp. QVC Group - Series A*		23,820	650,762
Amazon.com, Inc.*		500	337,945

Movies & Entertainment	3.6
Twenty-First Century Fox, Inc. - Class A		29,160	791,986

Hotels, Restaurants & Leisure	3.1
Interval Leisure Group, Inc.		44,391	692,944
	40.6		9,047,720

Health Care
Pharmaceuticals	5.8
Allergan plc* (b)		4,103	1,282,187

Health Care Services	3.3
Express Scripts Holding Co.*		8,408	734,943
	9.1		2,017,130

Energy
Oil & Gas Exploration & Production	7.1
Range Resources Corp.		50,777	1,249,622
Pioneer Natural Resources Co.		2,575	322,853
	7.1		1,572,475

Industrials
Machinery	3.7
Allison Transmission Holdings, Inc.		17,170	444,531
Colfax Corp.*		16,000	373,600

Commercial Services & Supplies	2.0
The ADT Corp.		13,500	445,230

Trading Companies & Distributors	1.3
MRC Global Inc.*		23,530	303,537
	7.0		1,566,898

	% of Net
Information Technology	Assets	Shares	$ Value
Internet Software & Services	3.9
XO Group, Inc.*		33,198	533,160
Alphabet, Inc.*
Class A		15	11,670
Class C		420	318,730

Communications Equipment	1.5
Motorola Solutions, Inc.		5,000	342,250
	5.4		1,205,810

Financials
Diversified Financial Services	3.2
Berkshire Hathaway, Inc. - Class B*		5,370	709,055

Insurance Brokers	1.6
Brown & Brown, Inc.		11,277	361,992
	4.8		1,071,047

Consumer Staples
Personal Products	1.9
Avon Products, Inc.		104,000	421,200

Materials
Fertilizers & Agricultural Chemicals	1.4
Monsanto Co.		3,200	315,264
Total Common Stocks (Cost $19,231,529)			17,217,544

Cash Equivalents - 22.7%

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.14%(a)		5,058,289	5,058,289
Total Cash Equivalents (Cost $5,058,289)			5,058,289
Total Investments in Securities (Cost $24,289,818)			22,275,833
Other Assets Less Other Liabilities - 0.0%			3,597
Net Assets - 100%			22,279,430
Net Asset Value Per Share			9.39

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at December 31, 2015.
(b) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

HICKORY FUND

Schedule of Investments
December 31, 2015

Common Stocks - 78.1%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	9.7
Liberty Global plc - Class C* (c)		360,000	14,677,200
Liberty Broadband Corp.*
Series A		70,000	3,615,500
Series C		175,000	9,075,500
Liberty Global plc LiLAC - Class C* (c)		65,000	2,795,000

Internet & Catalog Retail	7.5
Liberty Interactive Corp. QVC Group - Series A*		525,000	14,343,000
Liberty Ventures - Series A*		198,856	8,970,394

Advertising	4.2
National CineMedia, Inc.		825,000	12,960,750

Broadcasting	4.1
Liberty Media Corp.*
Series A		110,000	4,317,500
Series C		220,000	8,377,600

Textiles, Apparel & Luxury Goods	3.3
Fossil Group, Inc.*		230,000	8,408,800
Iconix Brand Group, Inc.*		265,000	1,809,950

Hotels, Restaurants & Leisure	3.2
Interval Leisure Group, Inc.		640,000	9,990,400

Specialty Retail	3.0
Murphy USA Inc.*		155,000	9,414,700

Movies & Entertainment	1.2
Live Nation Entertainment, Inc.*		150,000	3,685,500
	36.2		112,441,794

Industrials
Machinery	5.5
Allison Transmission Holdings, Inc.		440,000	11,391,600
Colfax Corp.*		248,800	5,809,480

Commercial Services & Supplies	3.7
The ADT Corp.		350,000	11,543,000

Transportation Infrastructure	3.0
Wesco Aircraft Holdings, Inc.*		770,000	9,216,900

Aerospace & Defense	2.6
TransDigm Group, Inc.*		35,000	7,995,750
	14.8		45,956,730

Financials
Insurance Brokers	7.7
Brown & Brown, Inc.		400,000	12,840,000
Willis Group Holdings Ltd.(c)		225,000	10,928,250

Mortgage REITs	3.7
Redwood Trust, Inc.		875,000	11,550,000

Office REITs	2.5
Equity Commonwealth*		285,000	7,903,050
	13.9		43,221,300

		$ Principal
	% of Net	Amount
Information Technology	Assets	or Shares	$ Value
Internet Software & Services	2.6
XO Group, Inc.*		504,100	8,095,846

Electronic Equipment, Instruments & Components	1.7
FLIR Systems, Inc.		190,000	5,333,300

Software	0.7
ACI Worldwide, Inc.*		92,696	1,983,694
	5.0		15,412,840

Health Care
Health Care Services	3.8
Laboratory Corp. of America Holdings*		95,000	11,745,800

Telecommunication Services
Diversified Telecommunication Services	1.8
LICT Corp.* #		1,005	5,678,250

Energy
Oil & Gas Exploration & Production	1.8
Range Resources Corp.		225,000	5,537,250

Consumer Staples
Personal Products	0.8
Avon Products, Inc.		600,000	2,430,000
Total Common Stocks (Cost $190,877,550)			242,423,964

Cash Equivalents - 21.8%

U.S. Treasury Bills, 0.05% to 0.31%, 1/14/16 to 8/18/16(a)		63,000,000	62,952,184

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.14%(b)		4,500,424	4,500,424
Total Cash Equivalents (Cost $67,465,681)			67,452,608
Total Investments in Securities (Cost $258,343,231)			309,876,572
Other Assets Less Other Liabilities - 0.1%			335,487
Net Assets - 100%			310,212,059
Net Asset Value Per Share			46.25

* Non-income producing
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2015.
(c) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
December 31, 2015

Common Stocks - 49.8%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Advertising	2.8
National CineMedia, Inc.		125,000	1,963,750
Omnicom Group, Inc.		15,000	1,134,900

Internet & Catalog Retail	2.2
Liberty Interactive Corp. QVC Group - Series A*		90,000	2,458,800

Cable & Satellite	2.2
Liberty Global plc - Class C* (e)		60,000	2,446,200

Movies & Entertainment	2.2
Twenty-First Century Fox, Inc. - Class A		90,000	2,444,400

Broadcasting	2.1
Discovery Communications, Inc. - Class C*		90,000	2,269,800
	11.5		12,717,850

Financials
Insurance Brokers	5.0
Brown & Brown, Inc.		75,000	2,407,500
Aon plc - Class A(e)		20,000	1,844,200
Willis Group Holdings Ltd.(e)		25,000	1,214,250

Diversified Financial Services	3.0
Berkshire Hathaway, Inc. - Class B*		25,000	3,301,000

Mortgage REITs	1.8
Redwood Trust, Inc.		150,000	1,980,000

Office REITs	1.1
Equity Commonwealth*		45,000	1,247,850
	10.9		11,994,800

Information Technology
IT Services	2.6
Accenture plc - Class A(e)		15,000	1,567,500
MasterCard Inc. - Class A		13,000	1,265,680

Semiconductors & Semiconductor Equipment	1.6
Texas Instruments, Inc.		32,500	1,781,325

Communications Equipment	1.6
Motorola Solutions, Inc.		25,000	1,711,250

Internet Software & Services	1.5
Alphabet, Inc. - Class C*		2,200	1,669,536

Electronic Equipment, Instruments & Components	1.4
FLIR Systems, Inc.		55,000	1,543,850
	8.7		9,539,141

Energy
Oil & Gas Exploration & Production	3.9
EOG Resources, Inc.		27,000	1,911,330
Range Resources Corp.		75,000	1,845,750
Pioneer Natural Resources Co.		4,000	501,520

Oil & Gas Equipment & Services	1.0
Core Laboratories N.V.(e)		10,000	1,087,400
	4.9		5,346,000

		$ Principal
	% of Net	Amount
Health Care	Assets	or Shares	$ Value
Health Care Services	4.1
Laboratory Corp. of America Holdings*		22,500	2,781,900
Express Scripts Holding Co.*		20,000	1,748,200
	4.1		4,530,100

Industrials
Aerospace & Defense	2.5
Precision Castparts Corp.		12,000	2,784,120

Air Freight & Logistics	0.9
United Parcel Service, Inc. - Class B		10,500	1,010,415
	3.4		3,794,535

Consumer Staples
Beverages	3.3
Anheuser-Busch InBev SA/NV - Sponsored ADR(e)		15,000	1,875,000
Diageo plc - Sponsored ADR(e)		16,000	1,745,120
	3.3		3,620,120

Materials
Fertilizers & Agricultural Chemicals	2.0
Monsanto Co.		22,500	2,216,700

Industrial Gases	1.0
Praxair, Inc.		11,000	1,126,400
	3.0		3,343,100
Total Common Stocks (Cost $44,643,311)			54,885,646

Corporate Bonds - 7.2%

Berkshire Hathaway, Inc. (Finance Corp.)
0.95% 8/15/16		1,000,000	1,000,651
2.0% 8/15/18		500,000	507,628

Comcast Corp. 4.95% 6/15/16		193,000	196,494

Equity Commonwealth
6.25% 8/15/16		627,000	629,684
6.25% 6/15/17		500,000	516,513

Markel Corp.
7.125% 9/30/19		1,014,000	1,164,946
4.9% 7/01/22		400,000	429,546

Range Resources Corp. 5.0% 8/15/22		250,000	188,125

U.S. Bancorp 2.2% 11/15/16		750,000	757,316

Verizon Communications, Inc. 2.5% 9/15/16		857,000	863,835

Wells Fargo & Co. 4.6% 4/01/21		1,250,000	1,363,621

Wells Fargo Bank, N.A. 0.5716% 5/16/16 Floating Rate		250,000	249,861
Total Corporate Bonds (Cost $7,855,984)			7,868,220

Corporate Convertible Bonds - 0.8%	$ Principal
	Amount	$ Value
Redwood Trust, Inc. 5.625% 11/15/19(d) (Cost $995,989)	1,000,000	928,750

Asset-Backed Securities - 0.5%(c)

Cabela's Master Credit Card Trust (CABMT)
2011-2A CL A2 — 0.9305% 2019 Floating Rate
(0.4 years)(d) (Cost $500,000)	500,000	500,363

Commercial Mortgage-Backed Securities - 0.6%(c)

Oaktree Real Estate Investments/Sabal (ORES)
2014-LV3 CL A — 3.0% 2024 (0.4 years)(d)	139,880	139,668

Redwood Commercial Mortgage Corp. (RCMC)
2012-CRE1 CL A — 5.62346% 2044 (0.6 years)(d)	402,208	406,830

Varde / First City (VFCP)
2015-3 CL A — 2.75% 2031 (0.3 years)(d)	54,140	54,086
Total Commercial Mortgage-Backed Securities (Cost $596,221)		600,584

Mortgage-Backed Securities - 3.1%(c)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 2025 (3.1 years)	144,067	151,982

Pass-Through Securities
J14649 — 3.5% 2026 (3.5 years)	182,412	191,227
E02948 — 3.5% 2026 (3.6 years)	322,725	338,404
J16663 — 3.5% 2026 (3.6 years)	183,920	192,864
		874,477

Federal National Mortgage Association
Collateralized Mortgage Obligations
2002-91 CL QG — 5.0% 2018 (0.9 years)	54,065	55,489
2003-9 CL DB — 5.0% 2018 (0.9 years)	58,642	60,364

Pass-Through Securities
MA0464 — 3.5% 2020 (1.7 years)	199,897	209,486
AR8198 — 2.5% 2023 (2.7 years)	297,915	303,521
995755 — 4.5% 2024 (2.7 years)	34,459	36,850
MA1502 — 2.5% 2023 (2.8 years)	254,668	259,452
AB1769 — 3.0% 2025 (3.4 years)	174,965	180,705
AB3902 — 3.0% 2026 (3.8 years)	305,438	316,367
AK3264 — 3.0% 2027 (3.9 years)	240,356	248,957
		1,671,191

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.8 years)	316,820	329,771

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)
2014-5 CL A1 — 3.0% 2029 (4.3 years)(d)	410,633	417,282

Sequoia Mortgage Trust (SEMT)
2012-1 CL 1A1 — 2.865% 2042 (2.8 years)	103,935	104,497
		521,779
Total Mortgage-Backed Securities (Cost $3,309,236)		3,397,218

	$ Principal
U.S. Treasury Notes - 23.1%	Amount
	or Shares	$ Value
U.S. Treasury Notes
0.375% 2/15/16	2,500,000	2,500,293
1.0% 9/30/16	2,000,000	2,004,218
0.875% 11/30/16	2,000,000	2,001,446
0.875% 2/28/17	2,000,000	2,001,290
0.625% 5/31/17	2,000,000	1,991,446
0.625% 8/31/17	2,000,000	1,987,460
0.625% 11/30/17	3,000,000	2,975,565
0.75% 2/28/18	2,000,000	1,983,282
1.0% 5/31/18	2,000,000	1,990,078
1.5% 8/31/18	2,000,000	2,013,554
1.25% 11/30/18	2,000,000	1,996,954
2.0% 11/30/20	2,000,000	2,020,546
Total U.S. Treasury Notes (Cost $25,458,981)		25,466,132

Cash Equivalents - 14.9%

U.S. Treasury Bills, 0.05% to 0.47%, 1/14/16 to 6/23/16(a)	14,500,000	14,493,526

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.14%(b)	1,940,983	1,940,983
Total Cash Equivalents (Cost $16,433,341)		16,434,509
Total Investments in Securities (Cost $99,793,063)		110,081,422
Other Assets Less Other Liabilities — 0.0%		34,731
Net Assets - 100%		110,116,153
Net Asset Value Per Share		13.02

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2015.
(c) Number of years indicated represents estimated average life.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
December 31, 2015

Corporate Bonds - 41.7%	$ Principal
	Amount	$ Value
American Express Credit Corp. 2.25% 8/15/19	150,000	150,104

Antero Resources Corp. 6.0% 12/01/20	515,000	432,600

Berkshire Hathaway, Inc.
2.1% 8/14/19	250,000	251,658
3.0% 5/15/22 (Finance Corp.)	200,000	203,574

Boardwalk Pipelines LLC 5.75% 9/15/19	170,000	171,212

Boston Properties LP
5.875% 10/15/19	345,000	383,290
3.125% 9/01/23	115,000	112,155

Concho Resources, Inc. 7.0% 1/15/21	300,000	297,000

CONSOL Energy, Inc. 5.875% 4/15/22	270,000	168,750

DCP Midstream LLC
9.75% 3/15/19(c)	375,000	383,718
5.35% 3/15/20(c)	200,000	172,474

DCP Midstream Operating LP 2.5% 12/01/17	150,000	135,227

Equity Commonwealth 5.875% 9/15/20	719,000	773,499

Energy Transfer Partners LP (Regency Energy Partners) 6.5% 7/15/21	500,000	505,000

Express Scripts Holding Co.
7.25% 6/15/19	250,000	287,825
2.25% 6/15/19	250,000	248,731

Flint Hills Resources LLC (Petrologistics) 6.25% 4/01/20	95,000	99,750

Kinder Morgan, Inc. (Hiland Partners) 7.25% 10/01/20(c)	600,000	606,750

Markel Corp.
7.125% 9/30/19	125,000	143,608
4.9% 7/01/22	250,000	268,466
3.625% 3/30/23	150,000	148,150

MPLX LP 4.875% 6/01/25(c)	190,000	171,000

Range Resources Corp. 5.0% 8/15/22	601,000	452,253

Rose Rock Midstream LP 5.625% 7/15/22	224,000	160,160

SemGroup Holdings LP 7.5% 6/15/21	196,000	176,400

Vornado Realty LP 2.5% 6/30/19	530,000	522,397

Wells Fargo & Co. 4.6% 4/01/21	400,000	436,359

Williams Partners LP (Access Midstream Partners) 6.125% 7/15/22	100,000	94,721
Total Corporate Bonds (Cost $8,369,356)		7,956,831

Corporate Convertible Bonds - 3.1%

Redwood Trust, Inc.
4.625% 4/15/18	475,000	444,719
5.625% 11/15/19	150,000	139,312
Total Corporate Convertible Bonds (Cost $624,797)		584,031

Asset-Backed Securities - 6.8%(b)	$ Principal
	Amount	$ Value
California Republic Auto Receivables Trust (CRART)
2012-1 CL C — 3.0% 2020 (0.7 years)(c)	150,000	151,405

Credit Acceptance Auto Loan Trust (CAALT)
2013-2A CL A — 1.5% 2021 (0.4 years)(c)	147,432	147,303
2013-2A CL B — 2.26% 2021 (1.0 years)(c)	180,000	179,598
2014-1A CL B — 2.29% 2022 (1.4 years)(c)	290,000	289,049

DT Auto Owner Trust (DTAOT)
2013-1A CL C — 2.73% 2019 (0.0 years)(c)	5,272	5,274

Flagship Credit Auto Trust (FCAT)
2013-2 CL A — 1.94% 2019 (0.4 years)(c)	28,550	28,523

Ford Credit Auto Owner Trust (FORDO)
2013-A CL D — 1.86% 2019 (1.8 years)	175,000	175,254

Santander Drive Auto Receivables Trust (SDART)
2014-1 CL D — 2.91% 2020 (1.8 years)	238,000	239,194
2014-5 CL D — 3.21% 2021 (2.3 years)	80,000	80,214
Total Asset-Backed Securities (Cost $1,297,073)		1,295,814

Commercial Mortgage-Backed Securities - 3.5%(b)

Redwood Commercial Mortgage Corp. (RCMC)
2012-CRE1 CL A — 5.62346% 2044 (0.6 years)(c)	262,982	266,004

Rialto Capital Management LLC (RIAL)
2014-LT6 CL A — 2.75% 2024 (0.5 years)(c)	126,502	126,229
2015-LT7 CL A — 3.0% 2032 (0.5 years)(c)	218,994	218,897

Varde / First City (VFCP)
2014-2 CL A — 2.75% 2030 (0.2 years)(c)	46,663	46,633
2015-3 CL A — 2.75% 2031 (0.3 years)(c)	16,242	16,226
Total Commercial Mortgage-Backed Securities (Cost $671,174)		673,989

Mortgage-Backed Securities - 3.6%(b)

Federal National Mortgage Association
Pass-Through Securities
932836 — 3.0% 2025 (3.5 years)	157,295	162,224

Non-Government Agency
Collateralized Mortgage Obligations
Oak Hills Advisors Residential Loan Trust (OHART)
2015-NPL1 CL A2 — 4.0% 2055 (1.9 years)(c)	150,000	146,690
2014-NPL2 CL A2 — 4.0% 2054 (2.6 years)(c)	150,000	148,297
2015-NPL2 CL A2 — 4.0% 2055 (2.8 years)(c)	150,000	146,134

Sunset Mortgage Loan Co. (SMLC)
2014-NPL2 CL A — 3.721% 2044 (0.9 years)(c)	80,610	80,207
		521,328
Total Mortgage-Backed Securities (Cost $680,413)		683,552

Taxable Municipal Bonds - 2.2%

Alderwood Water and Wastewater District, Washington, Water & Sewer Revenue,
Series B, 5.15% 12/01/25 (Cost $439,417)	400,000	431,168

	$ Principal
U.S. Treasury Notes - 28.4%	Amount
	or Shares	$ Value
U.S. Treasury Notes
1.625% 6/30/19	325,000	326,504
1.625% 8/31/19	110,000	110,329
2.125% 8/31/20	410,000	416,679
2.125% 1/31/21	210,000	213,129
2.0% 5/31/21	210,000	211,452
2.25% 7/31/21	875,000	891,526
2.0% 2/15/22	1,160,000	1,162,356
2.0% 2/15/23	850,000	845,219
2.75% 11/15/23	210,000	219,208
2.5% 5/15/24	1,000,000	1,021,992
Total U.S. Treasury Notes (Cost $5,393,102)		5,418,394

Common Stocks - 4.1%

Columbia Pipeline Group, Inc.	12,250	245,000
Equity Commonwealth*	8,000	221,840
Monmouth Real Estate Investment Corp.	15,200	158,992
Redwood Trust, Inc.	12,000	158,400
Total Common Stocks (Cost $811,829)		784,232

Cash Equivalents - 5.8%

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.14%(a)	1,108,981	1,108,981
Total Cash Equivalents (Cost $1,108,981)		1,108,981
Total Investments in Securities (Cost $19,396,142)		18,936,992
Other Assets Less Other Liabilities - 0.8%		152,789
Net Assets - 100%		19,089,781
Net Asset Value Per Share - Investor Class		9.86
Net Asset Value Per Share - Institutional Class		9.86

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at December 31, 2015.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments
December 31, 2015

Corporate Bonds - 37.3%	$ Principal
	Amount	$ Value
ACI Worldwide, Inc. 6.375% 8/15/20(c)	250,000	258,438

American Express Bank FSB 6.0% 9/13/17	2,500,000	2,678,503

American Express Co. 8.125% 5/20/19	1,000,000	1,179,978

American Express Credit Corp. 2.25% 8/15/19	11,042,000	11,049,652

American Realty Capital Properties Operating Partnership LP 3.0% 2/06/19	1,870,000	1,803,615

Antero Resources Corp. 6.0% 12/01/20	925,000	777,000

Berkshire Hathaway, Inc.
2.1% 8/14/19	2,750,000	2,768,235
Finance Corp.
0.95% 8/15/16	4,000,000	4,002,604
1.6% 5/15/17	10,000,000	10,067,440
5.4% 5/15/18	5,000,000	5,428,880
2.0% 8/15/18	2,500,000	2,538,138
2.9% 10/15/20	3,000,000	3,111,186
4.25% 1/15/21	1,000,000	1,091,469

Boardwalk Pipelines LLC 5.75% 9/15/19	11,008,000	11,086,509

Boston Properties LP 5.875% 10/15/19	21,095,000	23,436,271

Cinemark USA, Inc. 7.375% 6/15/21	4,632,000	4,892,550

Comcast Corp.
4.95% 6/15/16	8,590,000	8,745,488
5.15% 3/01/20	3,000,000	3,353,886

Concho Resources, Inc. 7.0% 1/15/21	5,400,000	5,346,000

DCP Midstream Operating LP 2.5% 12/01/17	13,250,000	11,945,087

Diageo Capital plc 4.85% 5/15/18(d)	3,941,000	4,189,547

eBay, Inc. 2.2% 8/01/19	3,000,000	2,968,443

Energy Transfer Partners LP (Regency Energy Partners) 6.5% 7/15/21	19,374,000	19,567,740

Equity Commonwealth
6.25% 8/15/16 (HRPT Properties Trust)	6,000,000	6,025,680
6.25% 6/15/17 (HRPT Properties Trust)	3,500,000	3,615,591
6.65% 1/15/18 (HRPT Properties Trust)	2,990,000	3,165,680
5.875% 9/15/20	8,000,000	8,606,384

Expedia, Inc. 7.456% 8/15/18	10,000,000	11,150,450

Express Scripts Holding Co.
7.25% 6/15/19	5,217,000	6,006,327
2.25% 6/15/19	8,955,000	8,909,553

Flint Hills Resources LLC (Petrologistics) 6.25% 4/01/20	14,905,000	15,650,250

Flir Systems, Inc. 3.75% 9/01/16	12,848,000	13,035,594

Ford Motor Credit Co. LLC
4.207% 4/15/16	10,000,000	10,080,770
2.145% 1/09/18	2,000,000	1,993,574

Goldman Sachs Group, Inc. 5.95% 1/18/18	4,000,000	4,309,988

	$ Principal
	Amount	$ Value
JP Morgan Chase & Co.
2.6% 1/15/16	15,000,000	15,006,315
0.7676% 11/21/16 (Bear Stearns) Floating Rate	15,000,000	14,979,315
6.3% 4/23/19	2,500,000	2,804,520

JP Morgan Chase Bank, N.A. 6.0% 7/05/17	5,000,000	5,312,665

Kinder Morgan, Inc. (Hiland Partners) 7.25% 10/01/20(c)	17,499,000	17,695,864

Laboratory Corp. of America Holdings 3.125% 5/15/16	1,250,000	1,258,035

Marathon Petroleum Corp. 3.5% 3/01/16	1,000,000	1,002,857

Markel Corp.
7.125% 9/30/19	11,859,000	13,624,354
5.35% 6/01/21	10,000,000	10,994,820
4.9% 7/01/22	3,850,000	4,134,380

McKesson Corp. 1.4% 3/15/18	8,815,000	8,706,390

MetLife Global Funding I
3.125% 1/11/16(c)	2,000,000	2,000,680
1.3% 4/10/17(c)	1,000,000	999,806
1.875% 6/22/18(c)	1,000,000	1,000,330

Mohawk Industries, Inc. 6.125% 1/15/16	20,149,000	20,170,459

Omnicom Group, Inc.
5.9% 4/15/16	7,000,000	7,089,887
6.25% 7/15/19	6,181,000	6,918,245

Outerwall, Inc. 6.0% 3/15/19	200,000	179,000

Penske Truck Leasing
2.5% 3/15/16(c)	9,945,000	9,962,682
3.75% 5/11/17(c)	5,000,000	5,102,600

Range Resources Corp. 5.0% 8/15/22	16,776,000	12,623,940

Republic Services, Inc. (Allied Waste) 3.8% 5/15/18	5,000,000	5,182,180

Safeway, Inc. 3.4% 12/01/16	1,752,000	1,738,860

SemGroup Holdings LP 7.5% 6/15/21	1,000,000	900,000

Superior Energy Services, Inc. (SESI, LLC) 6.375% 5/01/19	5,000,000	4,653,150

U.S. Bancorp 2.2% 11/15/16	4,250,000	4,291,459

Verizon Communications, Inc.
2.5% 9/15/16	7,370,000	7,428,783
1.35% 6/09/17	1,000,000	997,463
3.65% 9/14/18	2,000,000	2,092,722

Vornado Realty LP 2.5% 6/30/19	13,390,000	13,197,920

Washington Post Co. 7.25% 2/01/19	8,500,000	9,115,358

Wells Fargo & Co.
0.782% 6/15/17 (Wachovia Bank) Floating Rate	5,000,000	4,986,460
4.6% 4/01/21	5,745,000	6,267,203

Williams Partners LP (Access Midstream Partners) 6.125% 7/15/22	11,313,000	10,715,798

	$ Principal
	Amount	$ Value
Willis North America, Inc. 6.2% 3/28/17	14,477,000	15,229,818

WM Wrigley Jr. Co. 1.4% 10/21/16(c)	500,000	499,584
Total Corporate Bonds (Cost $484,237,882)		483,700,402

Corporate Convertible Bonds - 3.4%

Redwood Trust, Inc.
4.625% 4/15/18	32,350,000	30,287,688
5.625% 11/15/19	14,850,000	13,791,937
Total Corporate Convertible Bonds (Cost $47,135,649)		44,079,625

Asset-Backed Securities - 3.2%(b)

Cabela's Master Credit Card Trust (CABMT)
2011-2A CL A2 — 0.9305% 2019 Floating Rate (0.4 years)(c)	4,500,000	4,503,267
2012-2A CL A2 — 0.8105% 2020 Floating Rate (1.4 years)(c)	6,000,000	5,989,329

CPS Auto Receivables Trust (CPS)
2013-A CL A — 1.31% 2020 (1.0 years)(c)	1,397,692	1,383,938

Credit Acceptance Auto Loan Trust (CAALT)
2013-2A CL A — 1.5% 2021 (0.4 years)(c)	9,311,473	9,303,347
2014-1A CL A — 1.55% 2021 (0.8 years)(c)	2,075,000	2,066,717
2013-2A CL B — 2.26% 2021 (1.0 years)(c)	9,100,000	9,079,657

Flagship Credit Auto Trust (FCAT)
2013-2 CL A — 1.94% 2019 (0.4 years)(c)	1,170,542	1,169,458
2014-2 CL A — 1.43% 2019 (0.8 years)(c)	3,213,909	3,194,135

Prestige Auto Receivables Trust (PART)
2014-1A CL A2 — 0.97% 2018 (0.2 years)(c)	894,024	892,341

Santander Drive Auto Receivables Trust (SDART)
2012-4 CL C — 2.94% 2017 (0.3 years)	3,795,915	3,813,356
Total Asset-Backed Securities (Cost $41,458,627)		41,395,545

Commercial Mortgage-Backed Securities - 3.2%(b)

NLY Commercial Mortgage Trust (NLY)
2014-FL1 CL B — 2.0805% 2030 Floating Rate (0.6 years)(c)	6,425,668	6,405,103

Oaktree Real Estate Investments/Sabal (ORES)
2013-LV2 CL A — 3.081% 2025 (0.1 years)(c)	865,885	865,019
2014-LV3 CL A — 3.0% 2024 (0.4 years)(c)	7,133,883	7,123,070

Redwood Commercial Mortgage Corp. (RCMC)
2012-CRE1 CL A — 5.62346% 2044 (0.6 years)(c)	4,438,520	4,489,530

Rialto Capital Management LLC (RIAL)
2014-LT6 CL A — 2.75% 2024 (0.5 years)(c)	5,553,173	5,541,210
2015-LT7 CL A — 3.0% 2032 (0.5 years)(c)	8,905,761	8,901,791

TPG Opportunities Partners LP (TOPRE)
2013-LTR1 CL B — 4.25% 2028 (0.2 years)(c)	932,765	932,553

Varde / First City (VFCP)
2014-2 CL A — 2.75% 2030 (0.2 years)(c)	1,353,240	1,352,353
2015-3 CL A — 2.75% 2031 (0.3 years)(c)	2,203,513	2,201,301
2014-2 CL B — 5.5% 2030 (0.6 years)(c)	3,000,000	2,996,955
Total Commercial Mortgage-Backed Securities (Cost $40,802,832)		40,808,885

Mortgage-Backed Securities - 24.1%(b)	$ Principal
	Amount	$ Value
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3544 CL KA — 4.5% 2023 (0.0 years)	12,175	12,172
3170 CL EA — 4.5% 2020 (0.1 years)	25,613	25,626
3815 CL AD — 4.0% 2025 (1.3 years)	563,342	582,603
3844 CL AG — 4.0% 2025 (1.5 years)	1,875,824	1,940,120
2952 CL PA — 5.0% 2035 (2.7 years)	977,973	1,044,615
4281 CL AG — 2.5% 2028 (2.9 years)	2,836,318	2,873,667
3649 CL BW — 4.0% 2025 (3.1 years)	3,702,527	3,905,924
3620 CL PA — 4.5% 2039 (3.4 years)	2,442,059	2,605,768
3842 CL PH — 4.0% 2041 (3.9 years)	2,324,475	2,468,776
3003 CL LD — 5.0% 2034 (4.0 years)	2,271,434	2,501,396
4107 CL LA — 2.5% 2031 (8.7 years)	6,957,711	6,642,041
4107 CL LW — 1.75% 2027 (10.2 years)	3,920,592	3,546,458
		28,149,166
Pass-Through Securities
EO1386 — 5.0% 2018 (1.0 years)	23,593	24,413
G18190 — 5.5% 2022 (2.2 years)	47,301	51,296
G13300 — 4.5% 2023 (2.4 years)	265,899	285,130
G18296 — 4.5% 2024 (2.6 years)	655,358	702,217
G18306 — 4.5% 2024 (2.7 years)	1,412,076	1,512,852
G13517 — 4.0% 2024 (2.8 years)	968,019	1,022,447
G18308 — 4.0% 2024 (2.9 years)	1,421,698	1,501,918
J13949 — 3.5% 2025 (3.4 years)	6,869,566	7,232,521
E02804 — 3.0% 2025 (3.5 years)	4,373,919	4,513,328
J14649 — 3.5% 2026 (3.5 years)	5,029,372	5,272,412
E02948 — 3.5% 2026 (3.6 years)	12,586,301	13,197,791
J16663 — 3.5% 2026 (3.6 years)	11,043,988	11,581,023
E03033 — 3.0% 2027 (3.8 years)	6,484,964	6,696,818
E03048 — 3.0% 2027 (3.8 years)	11,799,411	12,185,274
G01818 — 5.0% 2035 (4.1 years)	2,913,058	3,212,734
		68,992,174
Structured Agency Credit Risk Debt Notes
2013-DN1 CL M1 — 3.8216% 2023 Floating Rate (1.4 years)	3,241,617	3,324,575

Interest Only Securities
3974 CL AI — 3.0% 2021 (1.5 years)	6,718,366	221,323
		100,687,238

Federal National Mortgage Association
Collateralized Mortgage Obligations
2009-44 CL A — 4.5% 2023 (0.4 years)	79,493	80,151
2003-86 CL KT — 4.5% 2018 (0.7 years)	82,185	84,095
2003-9 CL DB — 5.0% 2018 (0.9 years)	117,285	120,729
2011-19 CL KA — 4.0% 2025 (1.2 years)	1,712,698	1,760,127
2010-145 CL PA — 4.0% 2024 (2.2 years)	1,343,620	1,401,853
2010-54 CL WA — 3.75% 2025 (2.5 years)	1,876,900	1,959,240
		5,406,195
Pass-Through Securities
256982 — 6.0% 2017 (0.7 years)	59,681	61,272
251787 — 6.5% 2018 (1.0 years)	3,384	3,868
357414 — 4.0% 2018 (1.1 years)	260,414	271,600
254907 — 5.0% 2018 (1.1 years)	95,736	99,503
MA0464 — 3.5% 2020 (1.7 years)	3,152,218	3,303,430
357985 — 4.5% 2020 (1.7 years)	121,064	125,863
888595 — 5.0% 2022 (2.0 years)	259,084	275,883
888439 — 5.5% 2022 (2.1 years)	233,381	250,722
AD0629 — 5.0% 2024 (2.2 years)	889,482	957,555
995960 — 5.0% 2023 (2.2 years)	752,246	809,579
AL0471 — 5.5% 2025 (2.3 years)	4,132,414	4,444,640
995693 — 4.5% 2024 (2.5 years)	1,396,086	1,479,619
AE0031 — 5.0% 2025 (2.5 years)	1,325,463	1,429,211
995692 — 4.5% 2024 (2.6 years)	1,151,498	1,221,216
AR8198 — 2.5% 2023 (2.7 years)	8,727,453	8,891,692
995755 — 4.5% 2024 (2.7 years)	1,688,477	1,805,640
930667 — 4.5% 2024 (2.7 years)	1,080,601	1,165,293
MA1502 — 2.5% 2023 (2.8 years)	7,385,373	7,524,102
890112 — 4.0% 2024 (2.8 years)	933,830	988,489
MA0043 — 4.0% 2024 (2.8 years)	769,659	814,654

	$ Principal
	Amount	$ Value
AA4315 — 4.0% 2024 (2.8 years)	1,897,536	2,008,549
AA5510 — 4.0% 2024 (2.9 years)	416,215	440,385
931739 — 4.0% 2024 (2.9 years)	456,420	482,440
AD7073 — 4.0% 2025 (3.2 years)	1,564,567	1,659,844
310139 — 3.5% 2025 (3.4 years)	8,921,075	9,362,897
AB1769 — 3.0% 2025 (3.4 years)	4,024,194	4,156,224
AH3429 — 3.5% 2026 (3.4 years)	22,862,639	24,087,530
AB2251 — 3.0% 2026 (3.6 years)	4,672,482	4,827,729
AB3902 — 3.0% 2026 (3.8 years)	3,120,120	3,231,762
AK3264 — 3.0% 2027 (3.9 years)	7,835,601	8,116,005
AB4482 — 3.0% 2027 (3.9 years)	7,219,657	7,478,054
555531 — 5.5% 2033 (4.0 years)	5,273,673	5,932,258
725232 — 5.0% 2034 (4.1 years)	464,485	514,083
995112 — 5.5% 2036 (4.2 years)	2,323,265	2,615,210
MA0587 — 4.0% 2030 (4.4 years)	7,727,691	8,252,652
		119,089,453
		124,495,648

Government National Mortgage Association
Interest Only Securities
2009-31 CL PI — 4.5% 2037 (0.8 years)	1,531,781	35,270
2012-61 CL BI — 4.5% 2038 (1.9 years)	583,558	31,215
2010-66 CL IO — 0.09373% 2052 Floating Rate (5.0 years)	18,824,111	246,807
		313,292
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.8 years)	14,347,408	14,933,917
		15,247,209

Non-Government Agency
Collateralized Mortgage Obligations
Bayview Opportunity Master Fund IIa Trust (BOMFT)
2014-18NPL CL A — 3.2282% 2034 (1.1 years)(c)	5,405,011	5,409,196

Citigroup Mortgage Loan Trust, Inc. (CMLTI)
2014-A CL A — 4.0% 2035 (2.3 years)(c)	3,395,252	3,527,392

J.P. Morgan Mortgage Trust (JPMMT)
2014-2 CL 2A2 — 3.5% 2029 (3.5 years)(c)	6,466,296	6,630,979
2014-5 CL A1 — 3.0% 2029 (4.3 years)(c)	11,908,370	12,101,180

Oak Hill Advisors Residential Loan Trust (OHART)
2015-NPL1 CL A1 — 3.4749% 2055 (0.8 years)(c)	8,015,814	7,996,812
2014-NPL2 CL A1 — 3.3517% 2054 (1.2 years)(c)	5,140,187	5,123,025
2015-NPL2 CL A1 — 3.7214% 2055 (1.3 years)(c)	6,283,225	6,237,338

Selene Non-Performing Loans LLC (SNPL)
2014-1A CL A — 2.9814% 2054 (1.5 years)(c)	1,341,484	1,329,766

Sequoia Mortgage Trust (SEMT)
2012-2 CL A2 — 3.5% 2042 (0.6 years)	1,347,651	1,360,780
2012-1 CL 1A1 — 2.865% 2042 (2.8 years)	3,221,992	3,239,422
2012-4 CL A1 — 3.5% 2042 (3.4 years)	5,829,026	5,875,478
2013-4 CL A3 — 1.55% 2043 (4.6 years)	11,052,939	10,756,340

Stanwich Mortgage Loan Co. (STWH)
2013-NPL2 CL A — 3.2282% 2059 (0.4 years)(c)	1,366,105	1,357,143

Sunset Mortgage Loan Co. (SMLC)
2014-NPL2 CL A — 3.721% 2044 (0.9 years)(c)	1,095,224	1,089,748

Washington Mutual, Inc. (WAMU)
2003-S7 CL A1 — 4.5% 2018 (0.1 years)	42,528	42,925
		72,077,524
Total Mortgage-Backed Securities (Cost $309,371,776)		312,507,619

	$ Principal
	Amount	$ Value
AA4315 — 4.0% 2024 (2.8 years)	1,897,536	2,008,549
AA5510 — 4.0% 2024 (2.9 years)	416,215	440,385
931739 — 4.0% 2024 (2.9 years)	456,420	482,440
AD7073 — 4.0% 2025 (3.2 years)	1,564,567	1,659,844
310139 — 3.5% 2025 (3.4 years)	8,921,075	9,362,897
AB1769 — 3.0% 2025 (3.4 years)	4,024,194	4,156,224
AH3429 — 3.5% 2026 (3.4 years)	22,862,639	24,087,530
AB2251 — 3.0% 2026 (3.6 years)	4,672,482	4,827,729
AB3902 — 3.0% 2026 (3.8 years)	3,120,120	3,231,762
AK3264 — 3.0% 2027 (3.9 years)	7,835,601	8,116,005
AB4482 — 3.0% 2027 (3.9 years)	7,219,657	7,478,054
555531 — 5.5% 2033 (4.0 years)	5,273,673	5,932,258
725232 — 5.0% 2034 (4.1 years)	464,485	514,083
995112 — 5.5% 2036 (4.2 years)	2,323,265	2,615,210
MA0587 — 4.0% 2030 (4.4 years)	7,727,691	8,252,652
		119,089,453
		124,495,648

Government National Mortgage Association
Interest Only Securities
2009-31 CL PI — 4.5% 2037 (0.8 years)	1,531,781	35,270
2012-61 CL BI — 4.5% 2038 (1.9 years)	583,558	31,215
2010-66 CL IO — 0.09373% 2052 Floating Rate (5.0 years)	18,824,111	246,807
		313,292
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.8 years)	14,347,408	14,933,917
		15,247,209

Non-Government Agency
Collateralized Mortgage Obligations
Bayview Opportunity Master Fund IIa Trust (BOMFT)
2014-18NPL CL A — 3.2282% 2034 (1.1 years)(c)	5,405,011	5,409,196

Citigroup Mortgage Loan Trust, Inc. (CMLTI)
2014-A CL A — 4.0% 2035 (2.3 years)(c)	3,395,252	3,527,392

J.P. Morgan Mortgage Trust (JPMMT)
2014-2 CL 2A2 — 3.5% 2029 (3.5 years)(c)	6,466,296	6,630,979
2014-5 CL A1 — 3.0% 2029 (4.3 years)(c)	11,908,370	12,101,180

Oak Hill Advisors Residential Loan Trust (OHART)
2015-NPL1 CL A1 — 3.4749% 2055 (0.8 years)(c)	8,015,814	7,996,812
2014-NPL2 CL A1 — 3.3517% 2054 (1.2 years)(c)	5,140,187	5,123,025
2015-NPL2 CL A1 — 3.7214% 2055 (1.3 years)(c)	6,283,225	6,237,338

Selene Non-Performing Loans LLC (SNPL)
2014-1A CL A — 2.9814% 2054 (1.5 years)(c)	1,341,484	1,329,766

Sequoia Mortgage Trust (SEMT)
2012-2 CL A2 — 3.5% 2042 (0.6 years)	1,347,651	1,360,780
2012-1 CL 1A1 — 2.865% 2042 (2.8 years)	3,221,992	3,239,422
2012-4 CL A1 — 3.5% 2042 (3.4 years)	5,829,026	5,875,478
2013-4 CL A3 — 1.55% 2043 (4.6 years)	11,052,939	10,756,340

Stanwich Mortgage Loan Co. (STWH)
2013-NPL2 CL A — 3.2282% 2059 (0.4 years)(c)	1,366,105	1,357,143

Sunset Mortgage Loan Co. (SMLC)
2014-NPL2 CL A — 3.721% 2044 (0.9 years)(c)	1,095,224	1,089,748

Washington Mutual, Inc. (WAMU)
2003-S7 CL A1 — 4.5% 2018 (0.1 years)	42,528	42,925
		72,077,524
Total Mortgage-Backed Securities (Cost $309,371,776)		312,507,619

	$ Principal
Taxable Municipal Bonds - 0.4%	Amount
	or Shares	$ Value
Iowa State University Revenue 5.8% 7/01/22	1,335,000	1,477,645

Kansas Development Finance Authority Revenue, Series 2015H
2.258% 4/15/19	1,000,000	998,220
2.608% 4/15/20	500,000	500,270
2.927% 4/15/21	750,000	747,548

Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	848,382
4.788% 6/01/18	1,000,000	1,068,360
Total Taxable Municipal Bonds (Cost $5,400,000)		5,640,425

U.S. Treasury Notes - 22.4%

U.S. Treasury Notes
0.375% 1/15/16	40,000,000	40,002,000
0.375% 2/15/16	55,000,000	55,006,435
0.875% 11/30/16	20,000,000	20,014,460
0.875% 1/31/17	25,000,000	25,007,325
0.75% 6/30/17	20,000,000	19,940,240
1.0% 12/15/17	25,000,000	24,971,450
0.875% 1/31/18	20,000,000	19,903,120
1.375% 6/30/18	25,000,000	25,103,025
1.25% 1/31/19	15,000,000	14,951,955
1.625% 6/30/19	10,000,000	10,046,290
2.125% 8/31/20	15,000,000	15,244,335
2.0% 11/30/20	20,000,000	20,205,460
Total U.S. Treasury Notes (Cost $289,459,003)		290,396,095

Common Stocks - 1.8%

Equity Commonwealth*	250,000	6,932,500
National CineMedia, Inc.	344,872	5,417,939
Redwood Trust, Inc.	875,000	11,550,000
Total Common Stocks (Cost $22,604,595)		23,900,439

Cash Equivalents - 3.7%

Wells Fargo Advantage Government Money
Market Fund - Select Class 0.14%(a)	47,493,040	47,493,040
Total Cash Equivalents (Cost $47,493,040)		47,493,040
Total Investments in Securities (Cost $1,287,963,404)		1,289,922,075
Other Assets Less Other Liabilities — 0.5%		6,123,979
Net Assets - 100%		1,296,046,054
Net Asset Value Per Share - Investor Class		12.17
Net Asset Value Per Share - Institutional Class		12.20

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at December 31, 2015.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
December 31, 2015

Municipal Bonds - 95.7%
	% of Net	$ Principal
	Assets	Amount	$ Value
Arizona	1.5
Maricopa County, General Obligation, Peoria Unified
School District No. 11, Series 2006, 5.0%, 7/01/24,
Pre-Refunded 7/01/16 @ 100		950,000	972,144

Florida	5.0
Greater Orlando, Aviation Authority, Revenue,
Series 2009A, AMT, 6.0%, 10/01/16		1,000,000	1,040,640

Miami, Dade County, Aviation Revenue,
Series 2010A, 4.25%, 10/01/18		1,000,000	1,081,820

Orlando Utilities Commission, Utility System Revenue,
Refunding, Series 2006, 5.0%, 10/01/17		1,000,000	1,035,170
			3,157,630
Illinois	0.6
Cook, Kane, Lake and McHenry Counties and State of Illinois,
General Obligation, Community College District No. 512,
Series 2009A, 5.0%, 12/01/23		100,000	110,071

Illinois Finance Authority, Revenue, Northwestern Memorial Hospital,
Series 2009A, 5.0%, 8/15/17		245,000	261,038
			371,109
Iowa	1.4
Cedar Rapids Community School District, Infrastructure Sales,
Services and Use Tax Revenue, Series 2011, 4.0%, 7/01/20,
Pre-Refunded 7/01/17 @ 100		600,000	628,758

Iowa Finance Authority, Hospital Revenue, Bond Anticipation Notes,
Shenandoah Medical Center Project, Series 2015, 1.75%, 6/01/18		250,000	249,732
			878,490
Nebraska	85.1
Adams County, Hospital Authority #1, Revenue, Mary
Lanning Memorial Hospital Project, Radian Insured, Escrowed to Maturity
4.25%, 12/15/16		250,000	258,840
4.4%, 12/15/17		250,000	267,025

Cornhusker Public Power District, Electric System Revenue, Refunding
Series 2014, 2.25%, 7/01/22		260,000	264,399

Douglas County, Educational Facility Revenue,
Creighton University Project, Refunding, Series 2010A
5.0%, 7/01/16		430,000	438,080
5.6%, 7/01/25		400,000	457,140

Douglas County, General Obligation, Refunding,
Series 2011B, 3.0%, 12/15/19		1,155,000	1,175,155

Douglas County, General Obligation, Westside Community School
District 0066, Series 2015, 2.5%, 12/01/22		250,000	260,295

Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured, 5.125%, 9/01/17		110,000	110,159

Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008, 4.75%, 9/01/28		500,000	537,005
Refunding, Children's Hospital Obligated Group, Series 2008B
5.25%, 8/15/20		1,000,000	1,061,670
5.5%, 8/15/21		815,000	870,453
	5.5%, 8/15/21, Pre-Refunded 8/15/17 @ 100	615,000	661,519

	$ Principal
	Amount	$ Value
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
Series 2008, 5.5%, 11/01/18, Escrowed to Maturity(b)	275,000	298,768
Series 2015
4.0%, 11/01/19	110,000	118,596
5.0%, 11/01/20	100,000	113,546
5.0%, 11/01/21	100,000	114,823
5.0%, 11/01/22	250,000	289,820

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	396,762

Hastings, Combined Utility Revenue, Refunding, Series 2012
2.0%, 10/15/16	320,000	323,526
2.0%, 10/15/17	430,000	437,774

Lancaster County, Hospital Authority #1, Revenue,
Refunding, Bryan LGH Medical Center Project
Series 2006
4.0%, 6/01/19	300,000	302,841
4.25%, 6/01/22	235,000	236,861
Series 2008A
5.0%, 6/01/16	500,000	507,715
5.0%, 6/01/17	500,000	523,195

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue, Refunding, Series 2015, 3.0%, 12/01/19	750,000	800,700

Lincoln, Airport Authority, Revenue,
Tax-Exempt 2014 Series C
2.0%, 7/01/17	185,000	188,276
2.0%, 7/01/18	185,000	189,233
2.0%, 7/01/19	190,000	194,930
2.0%, 7/01/21	195,000	198,249

Lincoln, Certificates of Participation, Series 2010A,
2.4%, 3/15/17	395,000	395,561

Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	662,047
2.5%, 4/01/21	925,000	955,775

Lincoln, Electric System Revenue, Refunding
Series 2007B, 5.0%, 9/01/18	1,000,000	1,031,200
Series 2012, 5.0%, 9/01/21	1,000,000	1,189,830

Lincoln, General Obligation, Highway Allocation Fund,
4.0%, 5/15/23	1,000,000	1,028,800

Lincoln, Parking Revenue, Refunding, Series 2011,
3.25%, 8/15/18	440,000	463,888

Lincoln, Sanitary Sewer Revenue, Refunding, Series 2012,
1.5%, 6/15/17	440,000	444,418

Lincoln, General Obligation, West Haymarket Joint Public Agency,
Series 2011, 5.0%, 12/15/26	300,000	356,433

	$ Principal
	Amount	$ Value
Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding
2009 Series A, BHAC Insured, 5.0%, 4/01/20	500,000	556,690
2012 Series A, 5.0%, 4/01/18	100,000	108,596
2013 Series A, 4.0%, 4/01/17	250,000	260,090

Nebraska, Certificates of Participation, Series 2015C
1.15%, 9/15/18	460,000	459,163
1.45%, 9/15/19	360,000	360,558
1.7%, 9/15/20	200,000	200,764

Nebraska Cooperative Republican Platte Enhancement Project, River Flow
Enhancement Revenue, Refunding, Series 2015, 3.0%, 12/15/17	440,000	454,947

Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A, 4.0%, 7/01/25,
Pre-Refunded 7/01/17 @ 100	750,000	786,060

Nebraska Investment Financial Authority, Homeownership
Revenue, 2011 Series A, 2.4%, 9/01/17	355,000	362,774

Nebraska Public Power District, Revenue
2007 Series B, 5.0%
1/01/20	300,000	318,630
1/01/20, Pre-Refunded 7/01/17 @ 100	95,000	101,011
1/01/21	1,340,000	1,422,397
1/01/21, Pre-Refunded 7/01/17 @ 100	410,000	435,941
2008 Series B, 5.0%, 1/01/19, Pre-Refunded 1/01/18 @ 100	250,000	270,272
2010 Series C, 4.25%, 1/01/17	500,000	518,170
2012 Series A
4.0%, 1/01/21	500,000	558,720
5.0%, 1/01/21	500,000	582,945
2012 Series B, 3.0%, 1/01/24	1,000,000	1,058,300
2012 Series C, 5.0%
1/01/19, Pre-Refunded 1/01/18 @ 100	500,000	540,545
1/01/25	750,000	805,537
2015 Series A-2, 5.0%, 1/01/24	250,000	292,822

Nebraska State Colleges Facility Corp., Deferred
Maintenance Revenue, MBIA Insured
5.0%, 7/15/16	200,000	204,720
4.0%, 7/15/17	200,000	203,176

North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	257,857

Omaha Convention Hotel Corp., Revenue, Convention
Center Hotel, First Tier, Refunding, Series 2007, AMBAC
Insured, 5.0%, 2/01/20	600,000	624,186

Omaha-Douglas County, General Obligation, Public Building
Commission, Series 2014, 5.0%, 5/01/26	725,000	861,358

Omaha, General Obligation, Refunding, Series 2008
5.0%, 6/01/20	350,000	383,162
5.25%, 10/15/19, Pre-Refunded 10/15/18 @ 100	250,000	279,112

Omaha, Public Facilities Corp., Lease Revenue
Omaha Baseball Stadium Project
Series 2009
4.125%, 6/01/25	250,000	265,628
5.0%, 6/01/23	770,000	858,589
Series 2010, 4.125%, 6/01/29	650,000	689,468
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17, Pre-Refunded 10/15/16 @ 100	235,000	241,399
3.95%, 10/15/18, Pre-Refunded 10/15/16 @ 100	240,000	246,629

	$ Principal
	Amount	$ Value
Omaha Public Power District
Electric System Revenue
2007 Series A, 4.1%, 2/01/19, Pre-Refunded 2/01/17 @ 100	1,000,000	1,037,290
2012 Series A, 5.0%, 2/01/24	2,000,000	2,366,220
2015 Series B, 5.0%, 2/01/18	1,500,000	1,626,960
Electric System Subordinated Revenue
2006 Series B, FGIC Insured, 4.75%, 2/01/36,
Pre-Refunded 2/01/16 @ 100	1,000,000	1,003,760
Separate Electric System Revenue
2015 Series A, 5.0%, 2/01/19	500,000	556,720

Omaha, Sanitary Sewerage System Revenue, Series 2014
5.0%, 11/15/17	500,000	538,385
5.0%, 11/15/22	200,000	242,798

Papillion-La Vista, General Obligation, Sarpy County
School District #27
Refunding, Series 2009A, 3.15%, 12/01/17	930,000	939,012
Series 2009, 5.0%, 12/01/28	500,000	546,600

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement
Series 2013
3.0%, 12/15/16	400,000	408,896
3.0%, 12/15/17	385,000	400,238
3.0%, 12/15/18	500,000	519,590
Series 2013B, 5.0%, 12/15/19	400,000	437,244
Series 2015
2.0%, 12/15/20	100,000	101,432
2.25%, 12/15/21	100,000	101,092
4.0%, 12/15/24	100,000	108,147
4.0%, 12/15/25	100,000	107,655

Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2
2007 Series A, Pre-Refunded 1/01/17 @ 100
AGC-ICC AMBAC Insured, 5.0%, 1/01/19	1,260,000	1,314,797
AMBAC Insured, 5.0%, 1/01/18	750,000	782,618
AMBAC Insured, 5.0%, 1/01/26	800,000	834,792
2015 Series A, 5.0%, 1/01/18	250,000	269,080

Sarpy County, Recovery Zone Facility Certificates of
Participation, Series 2010
2.35%, 12/15/18	155,000	160,117
2.6%, 12/15/19	135,000	141,356

Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured, 4.625%, 9/15/21, Pre-Refunded 3/15/16 @ 100	1,000,000	1,008,950

University of Nebraska, Facilities Corp.
Deferred Maintenance Revenue,
Series 2006, 5.0%, 7/15/18	830,000	851,024
Lease Rental Revenue, NCTA Education Center/Student
Housing Project, Series 2011, 3.75% 6/15/19	285,000	308,564

University of Nebraska, University Revenue
Kearney Student Fees and Facilities, Series 2006
4.75%, 7/01/25, Pre-Refunded 1/01/16 @ 100	330,000	330,000
Lincoln Parking Project, Refunding, Series 2013
2.0%, 6/01/16	310,000	312,161
Lincoln Student Fees and Facilities, Series 2015A
2.0%, 7/01/18	400,000	409,852
2.0%, 7/01/19	600,000	616,194
Omaha Health & Recreation Project
4.05%, 5/15/19	390,000	415,943
5.0%, 5/15/33	700,000	755,223
Omaha Student Facilities Project, Series 2007
5.0%, 5/15/27, Pre-Refunded 5/15/17 @ 100	800,000	846,592
		54,094,825

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Texas	2.1
Harris County, Tax and Subordinate Lien Revenue,
Refunding, Series 2009C, 5.0%, 8/15/23		110,000	124,156

San Antonio, General Obligation, Refunding, Series 2010,
5.0%, 2/01/19		1,195,000	1,199,852
			1,324,008
Total Municipal Bonds (Cost $59,224,616)			60,798,206

Cash Equivalents - 3.2%

Wells Fargo Advantage Tax-Free Money Market
Fund - Institutional Class 0.01%(a)		2,048,713	2,048,713
Total Cash Equivalents (Cost $2,048,713)			2,048,713
Total Investments in Securities (Cost $61,273,329)			62,846,919
Other Assets Less Other Liabilities - 1.1%			715,629
Net Assets - 100%			63,562,548
Net Asset Value Per Share			10.10

(a) Rate presented represents the annualized 7-day yield at December 31, 2015.
(b) Annual sinking fund.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments
December 31, 2015

U.S. Treasury - 90.7%†	$ Principal
	Amount
	or Shares	$ Value
U.S. Treasury Bills
0.06% 1/07/16	10,000,000	9,999,898
0.11% 1/28/16	20,000,000	19,998,343
0.15% 2/11/16	15,000,000	14,997,421
0.25% 3/17/16	15,000,000	14,992,368
0.23% 4/14/16	10,000,000	9,993,601
0.21% 4/21/16	20,000,000	19,987,574
Total U.S. Treasury		89,969,205

Money Market Funds - 9.3%

Wells Fargo Advantage Money Market Funds
Government - Select Class 0.14%(a)	9,124,240	9,124,240
100% Treasury - Service Class 0.00%(a)	52,556	52,556
Total Money Market Funds		9,176,796
Total Investments in Securities (Cost $99,146,001)		99,146,001
Other Assets Less Other Liabilities - 0.0%		33,780
Net Assets - 100%		99,179,781
Net Asset Value Per Share		1.00

† Interest rates presented represent the yield to maturity at the date of purchase.
(a) Rate presented represents the annualized 7-day yield at December 31, 2015.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):

(1)   Valuation of Investments

Investments are carried at value determined using the following valuation methods:

● Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

● Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

● Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.

● The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

● The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

● Money market funds are valued at the quoted net asset value.  Short-term securities are valued at amortized cost, which approximates current value.

● The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

● Investment securities held by the Government Money Market Fund are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.

(2)  Significant Accounting Policies Relating to Options and Securities Sold Short

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

The Funds, except for the Government Money Market Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.

(3)   Securities Transactions

Securities transactions are accounted for on the date the securities are purchased or sold (trade date).

The cost of investments is the same for financial reporting and Federal income tax purposes for the Value, Hickory, Core Plus Income, Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Partners Value, Partners III Opportunity, Research and Balanced Funds is $748,367,042; $528,174,602; $24,406,750 and $99,796,023, respectively.

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III Opportunity	Research	Hickory	Balanced	Core Plus Income	Short- Intermediate Income	Nebraska Tax-Free Income
Appreciation	$221,390,976	$193,702,550	$206,040,187	$1,477,426	$83,540,417	$12,313,358	$63,146	$19,217,972	$1,587,532
Depreciation	(31,478,139)	(79,869,122)	(39,397,691)	(3,608,343)	(32,007,076)	(2,027,959)	(522,296)	(17,259,301)	(13,942)
Net	$189,912,837	$113,833,428	$166,642,496	$(2,130,917)	$51,533,341	$10,285,399	$(459,150)	$1,958,671	$1,573,590

(4)   Illiquid and Restricted Securities

The Funds own certain securities that have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at December 31, 2015, include the following:

	Acquisition Date	Partners III Opportunity	Hickory
Intelligent Systems Corp.	12/03/91	$2,899,379	$-
LICT Corp.	9/09/96	-	2,228,509
Total cost of illiquid and/or restricted securities		$2,899,379	$2,228,509
Value at 12/31/15		$7,332,100	$5,678,250
Percent of net assets at 12/31/15		1.0%	1.8%

(5) Option Transactions

There were no derivative positions open at December 31, 2015.

(6)  Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2015	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2015	Value Dec. 31, 2015	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$ 7,332,100	$ -	$ -
* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7)  Concentration of Credit Risk

Approximately 85% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.

(8)  Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

●  Level 1 – quoted prices in active markets for identical securities;

●  Level 2 – other significant observable inputs (including quoted prices for similar securities);

●  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

●  Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

●  Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

●  Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

●  U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

●  U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

●  Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

●  Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2015, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$762,237,568	$-	$-	$762,237,568
Cash equivalents	202,165,293	-	-	202,165,293
Total investments in securities	$964,402,861	$-	$-	$964,402,861

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$703,079,925	$-	$-	$703,079,925
Cash equivalents	159,120,545	-	-	159,120,545
Total investments in securities	$862,200,470	$-	$-	$862,200,470

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks
Industrials	$107,327,438	$7,332,100	$-	$114,659,538
Other	565,610,010	-	-	565,610,010
Cash equivalents	14,547,550	-	-	14,547,550
Total investments in securities	$687,484,998	$7,332,100	$-	$694,817,098
Liabilities:
Securities sold short	$(229,131,800)	$-	$-	$(229,131,800)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$17,217,544	$-	$-	$17,217,544
Cash equivalents	5,058,289	-	-	5,058,289
Total investments in securities	$22,275,833	$-	$-	$22,275,833

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks
Telecommunication Services	$-	$5,678,250	$-	$5,678,250
Other	236,745,714	-	-	236,745,714
Cash equivalents	67,452,608	-	-	67,452,608
Total investments in securities	$304,198,322	$5,678,250	$-	$309,876,572

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$54,885,646	$-	$-	$54,885,646
Corporate bonds	-	7,868,220	-	7,868,220
Corporate convertible bonds	-	928,750	-	928,750
Asset-backed securities	-	500,363	-	500,363
Commercial mortgage-backed
securities	-	600,584	-	600,584
Mortgage-backed securities	-	3,397,218	-	3,397,218
U.S. treasury notes	-	25,466,132	-	25,466,132
Cash equivalents	16,434,509	-	-	16,434,509
Total investments in securities	$71,320,155	$38,761,267	$-	$110,081,422

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	$-	$7,956,831	$-	$7,956,831
Corporate convertible bonds	-	584,031	-	584,031
Asset-backed securities	-	1,295,814	-	1,295,814
Commercial mortgage-backed securities	-	673,989	-	673,989
Mortgage-backed securities	-	683,552	-	683,552
Taxable municipal bonds	-	431,168	-	431,168
U.S. treasury notes	-	5,418,394	-	5,418,394
Common stocks	784,232	-	-	784,232
Cash equivalents	1,108,981	-	-	1,108,981
Total investments in securities	$1,893,213	$17,043,779	$-	$18,936,992

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	$-	$483,700,402	$-	$483,700,402
Corporate convertible bonds	-	44,079,625	-	44,079,625
Asset-backed securities	-	41,395,545	-	41,395,545
Commercial mortgage-backed securities	-	40,808,885	-	40,808,885
Mortgage-backed securities	-	312,507,619	-	312,507,619
Taxable municipal bonds	-	5,640,425	-	5,640,425
U.S. treasury notes	-	290,396,095	-	290,396,095
Common stocks	23,900,439	-	-	23,900,439
Cash equivalents	47,493,040	-	-	47,493,040
Total investments in securities	$71,393,479	$1,218,528,596	$-	$1,289,922,075

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Municipal bonds	$-	$60,798,206	$-	$60,798,206
Cash equivalents	2,048,713	-	-	2,048,713
Total investments in securities	$2,048,713	$60,798,206	$-	$62,846,919

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
U.S. treasury	$89,969,205	$-	$-	$89,969,205
Money market funds	9,176,796	-	-	9,176,796
Total investments in securities	$99,146,001	$-	$-	$99,146,001

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the nine months ended December 31, 2015, there were no transfers between Level 1, Level 2 and Level 3.

During the nine months ended December 31, 2015, there were no assets in which significant unobservable inputs (Level 3) were used.

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
   Wallace R. Weitz

                  President (Principal Executive Officer)

Date:         February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kenneth R. Stoll
   Kenneth R. Stoll

                  Principal Financial Officer

Date:         February 5, 2016